Note 10 - Details of Selected Balance Sheet Accounts - Multi-client Library Costs and Accumulated Amortization (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Note 10 - Details of Selected Balance Sheet Accounts - Multi-client Library Costs and Accumulated Amortization (Details)
Gross costs of multi-client data creation	$ 1,021,758	$ 1,007,762
Less: accumulated amortization	(838,700)	(816,401)
Less: impairments to multi-client data library	(132,144)	(130,977)
Multi-client data library, net	$ 50,914	$ 60,384